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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Deborah Carlson
   Address:      c/o Amelia Peabody Foundation
                 One Hollis Street
                 Wellesley, MA 02482

Form 13F File Number: 028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Deborah Carlson
Title:   Trustee
Phone:   781-237-6468

Signature, Place, and Date of Signing:

      /s/ Deborah Carlson         Wellesley, Massachusetts    February 7, 2006
-------------------------------   ------------------------    ----------------
        [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 31
                                        --------------------

Form 13F Information Table Value Total: $1,228
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                  DEBORAH CARLSON - DECEMBER 31, 2005
                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Barclays PLC                 ADR           06738E204     17       400    SH              Sole                  400      0        0
Beverly National            Common         088115100     53     2,100    SH              Sole                2,100      0        0
BP PLC                       ADR           055622104     32       500    SH              Sole                  500      0        0
Centerpoint                 Common         15189T107     13     1,000    SH              Sole                1,000      0        0
Cinergy Corp.               Common         172474108     64     1,500    SH              Sole                1,500      0        0
CVS Corp.                   Common         126650100     37     1,400    SH              Sole                1,400      0        0
Dow                         Common         260543103     44     1,000    SH              Sole                1,000      0        0
Duff Phelps                 Common         26432K108     39     3,000    SH              Sole                3,000      0        0
Duke Energy                 Common         264399106     18       641    SH              Sole                  641      0        0
Dupont                      Common         263534109     34       800    SH              Sole                  800      0        0
Energy East Corp.           Common         29266M109     91     4,000    SH              Sole                4,000      0        0
Energy East Corp. Tr.     Preferred        29267G200     51     2,000    SH              Sole                2,000      0        0
General Electric            Common         369604103     35     1,000    SH              Sole                1,000      0        0
Great Plains                Common         391164100     84     3,000    SH              Sole                3,000      0        0
HSBC Holdings                ADR           404280406     32       400    SH              Sole                  400      0        0
IBM                         Common         459200101     25       300    SH              Sole                  300      0        0
Johnson & Johnson           Common         478160104     30       500    SH              Sole                  500      0        0
JP Morgan Chase             Common         46625H100     40     1,000    SH              Sole                1,000      0        0
Key Corp.                   Common         493267108     16       500    SH              Sole                  500      0        0
Microsoft                   Common         594918104     21       800    SH              Sole                  800      0        0
New Plan Excel              Common         648053106     46     2,000    SH              Sole                2,000      0        0
New York Cmnty              Common         649445103     66     4,000    SH              Sole                4,000      0        0
Petroleo                    Common         71654V408     50       700    SH              Sole                  700      0        0
Proctor & Gamble            Common         742718109     35       600    SH              Sole                  600      0        0
Royal Dutch Shell            ADR           780259206     61     1,000    SH              Sole                1,000      0        0
Stanley Works               Common         854616109     48     1,000    SH              Sole                1,000      0        0
Stryker Corp.               Common         863667101     13       300    SH              Sole                  300      0        0
Teco Energy                 Common         872375100     52     3,000    SH              Sole                3,000      0        0
3M                          Common         88579Y101     16       200    SH              Sole                  200      0        0
TransCanada                 Common         89353D107     31     1,000    SH              Sole                1,000      0        0
XL Capital Ltd              Common         G98255105     34       500    SH              Sole                  500      0        0
                                                      1,228